OPERATING REVENUES - Schedule of revenues earned from time charters, voyage charters and other revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Lease	$ 91,716
Non- lease	161,938
Total	253,654	$ 241,792
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	86,250
Non- lease	0
Total	86,250	128,139
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	5,466
Non- lease	160,916
Total	166,382	112,867
Other revenues
Disaggregation of Revenue [Line Items]
Lease	0
Non- lease	1,022
Total	$ 1,022	$ 786